Note 11: Related Party Transactions (Details) (USD $)	9 Months Ended
Jun. 30, 2013
Details
Related Party Transaction, Date	Mar. 28, 2013
Related Party Transaction, Description of Transaction	the Company’s attorney who is providing legal and consulting services purchased a unit from the Company
Related Party Transaction, Amounts of Transaction	$ 7,500
Related Party Transaction, Terms and Manner of Settlement	applied to his legal and consulting fees